[logo] PIONEER Investments(R)







                                                 November 2, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:       Pioneer Bond Fund (the "Fund")
          (File Nos. 2-62436 and 811-02864)
           CIK No. 0000276776

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectuses relating to the offering of the Fund's Class A, B and C prospectus, Class R prospectus, Class Y prospectus, Investor Class prospectus and the multi-class statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No.41 to the Fund's registration statement on Form N-1A filed electronically (Accession No.0000276776-05-000033) on October 28, 2005.

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                                 /s/ Daniel J. Hynes
                                                     Daniel J. Hynes




cc:  Mr. David C. Phelan








Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredito Italiano Banking Group, Register of Banking Groups."